Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	¥ 69,091
Amortisation expense	21,022	¥ 17,071	¥ 7,977
Intangible assets other than goodwill at end of period	61,005	69,091
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	69,091
Intangible assets other than goodwill at end of period	61,005	69,091
Gross carrying amount | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	95,567	59,308
Purchases	13,805	36,304
Disposals	(1,536)
Exchange adjustments	(253)	(45)
Intangible assets other than goodwill at end of period	107,583	95,567	59,308
Accumulated depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(26,115)	(9,060)
Disposals	677
Amortisation expense	(21,022)	(17,071)
Exchange adjustments	223	(16)
Intangible assets other than goodwill at end of period	(46,237)	(26,115)	(9,060)
Loss allowance | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(361)	(372)
Impairment, charge for the year	0
Exchange adjustments	20	11
Intangible assets other than goodwill at end of period	¥ (341)	¥ (361)	¥ (372)